Provisions - Employee obligations - France - (Details) - France - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of provision	1.00%	1.00%
Change in obligation	$ 1,695	$ 3,288
Not later than one year
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,087
Later than one year and not later than two years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,279
Later than two years and not later than three years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,339
Later than three years and not later than four years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,316
Later than four years and not later than five years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,349
Later than five years and not later than ten years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	7,237
FerroPem SAS | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	25,950	34,496
Current service cost	(1,159)	1,082
Borrowing costs	310	212
Actuarial differences	(4,821)	(3,003)
Benefits paid	(1,181)	(995)
Exchange differences	(1,253)	(2,412)
Others	(1,508)	(3,430)
Obligations at end of year	$ 16,338	$ 25,950